Long-term and short-term loans issued - Analysis of the credit risk exposure of loans issued and for which an ECL allowance is recognised (Details) - Loans issued - RUB (₽) ₽ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Gross carrying amount
Disclosure of provision matrix
Financial assets	₽ 382	₽ 15,464
Expected credit loss allowance / Impairment
Disclosure of provision matrix
Financial assets	(173)	(421)	₽ (92)	₽ (37)
Not overdue | Gross carrying amount
Disclosure of provision matrix
Financial assets	134	14,860
Not overdue | Expected credit loss allowance / Impairment
Disclosure of provision matrix
Financial assets	(3)	(22)
Up to 30 days overdue | Gross carrying amount
Disclosure of provision matrix
Financial assets	41	112
Up to 30 days overdue | Expected credit loss allowance / Impairment
Disclosure of provision matrix
Financial assets	(4)	(2)
30-60 days overdue | Gross carrying amount
Disclosure of provision matrix
Financial assets	23	180
30-60 days overdue | Expected credit loss allowance / Impairment
Disclosure of provision matrix
Financial assets	(3)	(118)
60-90 days overdue | Gross carrying amount
Disclosure of provision matrix
Financial assets	27	18
60-90 days overdue | Expected credit loss allowance / Impairment
Disclosure of provision matrix
Financial assets	(6)	(2)
90+ days overdue | Gross carrying amount
Disclosure of provision matrix
Financial assets	157	294
90+ days overdue | Expected credit loss allowance / Impairment
Disclosure of provision matrix
Financial assets	₽ (157)	₽ (277)